LONG-TERM DEBT (Details) $ / shares in Units, shares in Millions							12 Months Ended
	Sep. 19, 2016 USD ($) $ / shares	Jul. 18, 2015 USD ($) $ / shares	Jun. 18, 2015 USD ($) $ / shares shares	Oct. 17, 2013 USD ($) $ / shares	Sep. 24, 2012 USD ($) $ / shares shares	Sep. 24, 2012 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) item $ / shares shares	Dec. 31, 2016 CNY (¥) item shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Sep. 12, 2016 USD ($) $ / shares	Dec. 10, 2015 USD ($) item $ / shares	May 26, 2015 USD ($) $ / shares	Aug. 07, 2014 USD ($) $ / shares
LONG-TERM DEBT
Long-term loan | ¥												¥ 2,550,000,000
Less: Debt issuance costs | ¥										¥ (107,121,740)		(184,276,447)
Total							$ 4,990,735,065			18,354,608,260		34,650,673,553
Fair value of long term notes							4,700,000,000					¥ 32,300,000,000
Amount of notes tendered							$ 24,017,523	¥ 166,753,664		118,973,720	¥ 400,610,842
Proceeds from sale of warrants | ¥										¥ 523,404,000
ADS | Priceline Group
LONG-TERM DEBT
Maximum percentage of outstanding ADSs to be held by lender							15.00%					15.00%
ADS | Purchased Call Option | Long
LONG-TERM DEBT
Share price agreed to be sold by the couterparty on exercise of Purchased call option | $ / shares					$ 19.34	$ 19.34
Borrowings collateralized by stock at a wholly-owned subsidiary
LONG-TERM DEBT
Interest rate (as a percent)							4.40%					4.40%
Aggregate principal amount							$ 244,900,000					¥ 1,700,000,000
Number of borrowings | item							12	12
Borrowings guaranteed by a wholly-owned subsidiary
LONG-TERM DEBT
Interest rate (as a percent)							4.30%					4.30%
Aggregate principal amount							$ 122,400,000					¥ 850,000,000
Number of borrowings | item							6	6
2018 1.25% Convertible Senior Notes
LONG-TERM DEBT
Long-term loan | ¥												¥ 5,554,400,000
Interest rate (as a percent)				1.25%			1.25%			1.25%		1.25%
Aggregate principal amount				$ 800,000,000
Debt issuance costs				$ 19,600,000
2018 1.25% Convertible Senior Notes | ADS
LONG-TERM DEBT
Initial conversion rate				12.7568000
Initial conversion price (in dollars per share) | $ / shares				$ 78.39
2020 1% Convertible Senior Notes
LONG-TERM DEBT
Long-term loan | ¥										¥ 4,534,460,000		¥ 4,860,100,000
Interest rate (as a percent)							1.00%			1.00%		1.00%
2025 1.99% Convertible Senior Notes
LONG-TERM DEBT
Long-term loan | ¥										¥ 2,591,120,000		¥ 2,777,200,000
Interest rate (as a percent)		1.99%					1.99%			1.99%		1.99%
Aggregate principal amount		$ 400,000,000
Debt issuance costs		$ 6,800,000
2025 1.99% Convertible Senior Notes | ADS
LONG-TERM DEBT
Initial conversion rate		9.3555000
Initial conversion price (in dollars per share) | $ / shares		$ 106.89
2022 1.25% Convertible Senior Notes
LONG-TERM DEBT
Long-term loan | ¥												¥ 6,769,425,000
Interest rate (as a percent)							1.25%			1.25%		1.25%
Priceline 1% Convertible 2019 Notes
LONG-TERM DEBT
Long-term loan | ¥										¥ 3,238,900,000		¥ 3,471,500,000
Interest rate (as a percent)							1.00%			1.00%		1.00%				1.00%
Aggregate principal amount																$ 500,000,000
Priceline 1% Convertible 2019 Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares																$ 81.36
Priceline 1% Convertible 2020 Notes
LONG-TERM DEBT
Long-term loan | ¥										¥ 1,619,450,000		¥ 1,735,750,000
Interest rate (as a percent)			1.00%				1.00%			1.00%		1.00%			1.00%
Aggregate principal amount			$ 700,000,000												$ 250,000,000
Debt issuance costs			$ 11,300,000
Priceline 1% Convertible 2020 Notes | ADS
LONG-TERM DEBT
Initial conversion rate			9.1942000
Initial conversion price (in dollars per share) | $ / shares			$ 108.76												$ 104.27
Number of shares that can be purchased from warrants sold | shares			6.4
Exercise price of warrants sold (in dollars per share) | $ / shares			$ 135.02
Priceline 1% Convertible 2020 Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants			$ 84,400,000
Priceline 2% Convertible 2025 Notes
LONG-TERM DEBT
Long-term loan | ¥										¥ 3,238,900,000		¥ 3,471,500,000
Interest rate (as a percent)							2.00%			2.00%		2.00%
Priceline 1.25% Convertible 2022 Notes
LONG-TERM DEBT
Long-term loan | ¥												¥ 173,575,000
Interest rate (as a percent)	1.25%						1.25%			1.25%		1.25%	1.25%
Aggregate principal amount	$ 975,000,000												$ 25,000,000
Debt issuance costs	$ 19,000,000
Priceline 1.25% Convertible 2022 Notes | ADS
LONG-TERM DEBT
Initial conversion rate	15.2688000
Initial conversion price (in dollars per share) | $ / shares	$ 65.49												$ 65.49
Hillhouse 2% Convertible 2025 Notes
LONG-TERM DEBT
Long-term loan | ¥										¥ 3,238,900,000		¥ 3,471,500,000
Interest rate (as a percent)							2.00%			2.00%		2.00%
2017 convertible senior notes
LONG-TERM DEBT
Interest rate (as a percent)					0.50%	0.50%
Aggregate principal amount					$ 180,000,000	$ 180,000,000
Debt issuance costs					$ 5,400,000	$ 5,400,000
Amount of notes tendered							$ 25,500,000	¥ 167,000,000	$ 18,900,000
2017 convertible senior notes | Minimum
LONG-TERM DEBT
Percentage of cash incentive							1.50%	1.50%
2017 convertible senior notes | Maximum
LONG-TERM DEBT
Percentage of cash incentive							2.00%	2.00%
2017 convertible senior notes | Purchased Call Option
LONG-TERM DEBT
Proceeds from early termination of 2012 Purchased call option							$ 11,600,000
2017 convertible senior notes | ADS
LONG-TERM DEBT
Initial conversion rate						0.0517116
Initial conversion price (in dollars per share) | $ / shares					$ 19.34	$ 19.34
Number of instruments | shares							2.6	2.6	1.0	1.0
Initial conversion rate					51.7116%
2017 convertible senior notes | ADS | Purchased Call Option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares					9.3		10.2	10.2
2017 convertible senior notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants					$ 26,600,000		$ 77,200,000
Number of shares that can be purchased from warrants sold | shares					9.3	9.3
Exercise price of warrants sold (in dollars per share) | $ / shares					$ 26.37	$ 26.37	$ 96.27
2017 convertible senior notes | ADS | Sold Warrants | Maximum
LONG-TERM DEBT
Number of shares that can be purchased from warrants sold | shares							10.2					10.2
Priceline and Hillhouse Notes
LONG-TERM DEBT
Interest rate (as a percent)														2.00%
Aggregate principal amount														$ 1,000,000,000
Number of affiliates | item														2
Priceline and Hillhouse Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares														$ 68.46